Consolidated Statements of Comprehensive (Loss) Income (Parentheticals) - Related Party	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Interest income	¥ 395,694	$ 54,210	¥ 465,500	¥ 12,333
Leased-and-operated revenue
Total revenues	46,978	6,436	82,396	112,847
Franchised-and-managed revenue
Total revenues	44,478	6,093	788,179	1,285,068
Wholesales and others
Total revenues	649,928	89,040	1,757,629
Operating costs
Cost of revenues	1,185,014	162,346	1,574,642	299,861
Selling and Marketing Expenses
Selling and marketing expenses	¥ 802,606	$ 109,957	¥ 1,276,474	¥ 6,163,675